Financial information by segment, Depreciation, amortization and impairment charges recognized (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	$ (160,297)	$ (155,711)
Renewable Energy [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(140,491)	(141,538)
Electric Transmission Lines [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(14,608)	(14,173)
Efficient Natural Gas [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(5,198)	0
North America [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(59,638)	(64,276)
South America [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(21,056)	(20,246)
EMEA [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	$ (79,603)	$ (71,189)